PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 11, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Management Trust

CIK No. 0001605283

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Management Trust (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class Y, Class R6 and Institutional Class shares of Invesco Conservative Income Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 15 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 15 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 10, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-5086 or (emily.ast@invesco.com).

Sincerely,

/s/ Emily Ast

Emily Ast

Senior Counsel